GOODWILL & INTANGIBLE ASSETS - Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 2,252
Goodwill, Ending Balance	251,060
Accumulated impairment losses	0	$ 0
Acquisition of EnvisionTEC
Goodwill [Line Items]
Acquisition	198,369
Goodwill, Ending Balance	36,600
Adaptive 3D Technologies Inc
Goodwill [Line Items]
Acquisition	35,265
Aerosint
Goodwill [Line Items]
Acquisition	$ 15,174